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                    SUPPLEMENT DATED SEPTEMBER 16, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective immediately, in the "Subaccounts" section of your variable annuity prospectus, please add Kennedy Capital Management, Inc. as a subadviser for the GE Investments Funds, Inc. -- Small-Cap Equity Fund.

Effective January 1, 2011, in the "Subaccounts" section of your variable annuity prospectus, please add Kennedy Capital Management, Inc. as a subadviser for the GE Investments Funds, Inc. -- Total Return Fund.

SUPP 09/16/10